Employee Benefits Expenses (Including Directors' Emoluments) (Details) - USD ($) $ in Millions		6 Months Ended				12 Months Ended
		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of employee benefits [Abstract]
Wages, salaries, bonus and termination costs						$ 919		$ 1,145		$ 1,096
Staff meals						46		57		55
Pension costs						35		40		38
Share-based compensation, net of amount capitalized		$ 9	[1]	$ 8	[1]	15	[2],[3]	14	[2],[3]	13	[2],[3]
Other employee benefit expenses						35		36		36
Employee benefit expenses		$ 548		$ 554		1,050		1,292		1,238
Capitalized share-based compensation costs	[2]					$ 1		$ 1		$ 1

[1]	The amount comprises of US$4 million equity-settled share-based payment expense, net of amounts capitalized and US$5 million cash-settled share-based payment expense, net of amounts capitalized (six months ended June 30, 2020: US$6 million and US$2 million respectively).
[2]	Share-based compensation of US$1 million, US$1 million and US$1 million was capitalized during the years ended December 31, 2018, 2019 and 2020, respectively. For further information related to the Company’s equity award plan and LVS’ equity award plan, see Note 26 to the consolidated financial statements.
[3]	The amount comprises of US$13 million, US$13 million and US$9 million equity-settled shared-based payment expense, net of amounts capitalized and nil, US$1 million and US$6 million cash-settled share-based payment expense, net of amounts capitalized for the years ended December 31, 2018, 2019 and 2020, respectively.